Expense Example - Roundhill Humanoid Robotics ETF - Roundhill Humanoid Robotics ETF Shares	Jun. 25, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240